Income Taxes - Details of Income (loss) before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Canadian	$ 56	$ (184)
Foreign	1,486	1,790
Income before income taxes, Total	$ 1,542	$ 1,606